INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

	Year ended December 31,
Loss before income taxes	2014	2013
United States	$(27,278)	$(15,132)
Foreign	—	—
Total Income (Loss) before income taxes	$(27,278)	$(15,132)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) for the years ended December 31, 2014 and 2013 differed from the amounts computed by applying the statutory federal income tax rate of 34% to pretax income (loss) as a result of the following:

	Year ended December 31,
	2014	2013
Federal tax expense (benefit) at statutory rate	$(9,274)	$(5,145)
State tax expense (benefit), net of federal tax effect	(1,334)	(539)
R&D credit	(269)	(46)
Non-deductible expenses	1,696	2,192
Change in valuation allowance	9,181	3,538
Total tax expense	$—	$—

	Year ended December 31,
	2014	2013
Federal tax expense (benefit) at statutory rate	(34.0)%	(34.0)%
State tax expense (benefit), net of federal tax effect	(4.9)%	(3.6)%
R&D credit	(1.0)%	(0.3)%
Non-deductible expenses	6.2%	14.5%
Change in valuation allowance	33.7%	23.4%
Total tax expense	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets are as follows:

	As of December 31,
	2014	2013
Net operating loss carry-forward	$12,835	$7,320
Tax credit carry-forward	504	204
Accrued liabilities	1,257	723
Capitalized start-up costs	15	15
Depreciation and amortization	2,833	1
Gross deferred tax assets	17,444	8,263
Valuation allowance	(17,444)	(8,263)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
It is the Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

A summary of unrecognized tax benefits is as follows:

Ending balance at December 31, 2012	$17
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	10
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	$27
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	35
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2014	$62